Selling, General and Administrative	6 Months Ended
Jun. 30, 2022
DisclosureOfSellingGeneralAndAdministrativeExpenseAbstract [Abstract]
Selling, general and administrative
13. Selling, general and administrative

The selling, general and administrative expenses are comprised of the following items:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Employees’ compensation	$3,011,778	$254,177	$3,552,243	$403,444
Outsourced service (i)	2,914,849	22,092	3,134,723	76,804
Other expenses	548,803	87,110	597,230	175,660
Depreciation/amortization	—	66,088	—	101,502

Total	$6,475,430	$429,467	$7,284,196	$757,410

(i)
Out of $3,134,723, for the six months ended June 30, 2022, and $2,914,849, for the three months ended June 30, 2022, $291,708 was charged under the SSA contract for the six months ended June 30, 2022, and $163,649 was charged for the three months ended June 30,2022. (refer to Note 4).